Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

7.   Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2021, 2020 and 2019:

			2020, as previously
	2021	2020, restated*	reported	2019
In-game purchases	406,594	245,833	244,457	89,169
Advertising	27,500	15,059	15,059	4,642
Total	434,094	260,892	259,516	93,811

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

For more details on revenue recognition principles please see Note 4. The amount of 194,934 recognized as in-game purchases revenue in 2021 (66,096 - for the year ended December 31, 2020, 19,535- for the year ended December 31, 2019) was included in the balance of deferred revenue as at January 1,2021, 2020 and 2019 respectively.

The following table set forth revenue disaggregated based on geographical location of our payers:

			2020, as previously
	2021	2020, restated	reported	2019
US	136,570	97,470	96,950	38,066
Europe	93,620	61,494	61,167	22,956
FSU*	57,794	38,978	38,772	19,008
Asia	106,404	42,382	42,158	7,671
Other	39,706	20,568	20,469	6,110
Total	434,094	260,892	259,516	93,811

*Former Soviet Union countries include Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.

99% of the Group’s total revenues for the year ended December 31, 2021 was generated by Hero Wars game title (98% - for the year ended December 31, 2020, 87% - for the year ended December 31, 2019).